APPROVAL OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2026
Approval Of Interim Financial Statements [Abstract]
APPROVAL OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	APPROVAL OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS The interim condensed consolidated financial statements were approved and authorized for issue by the Audit Committee of the Board of Directors on August 5, 2026.